CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class A ordinary shares USD ($) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares USD ($) shares	Treasury shares CNY (¥) shares	Treasury shares USD ($) shares	Additional paid-in capital CNY (¥)	Additional paid-in capital USD ($)	Statutory reserves CNY (¥)	Statutory reserves USD ($)	Accumulated other comprehensive income CNY (¥)	Accumulated other comprehensive income USD ($)	Accumulated deficit Cumulative effect of adoption of new accounting standard CNY (¥)	Accumulated deficit CNY (¥)	Accumulated deficit USD ($)	Cumulative effect of adoption of new accounting standard CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at the beginning at Dec. 31, 2021	¥ 296	$ 452,898,177	¥ 51	$ 73,973,970	¥ (27,784)		¥ 11,799,301		¥ 16,593		¥ 51,556			¥ (8,613,709)			¥ 3,226,304
Beginning balance, Treasury shares (in shares) at Dec. 31, 2021 | shares					(9,365,006)	(9,365,006)
Vesting of RSUs					¥ 40,870		(22,992)										17,878
Vesting of RSUs (in shares) | shares					5,341,452	5,341,452
Vesting of share options							10,367										10,367
Ordinary shares transferred from the employees in connection with vesting of RSUs					¥ (362)												(362)
Ordinary shares transferred from the employees in connection with vesting of RSUs (in shares) | shares					(91,860)	(91,860)
Net (loss)/income														(730,753)			(730,753)
Foreign currency translation											112,372						112,372
Repurchase of Class A ordinary shares					¥ (19,738)												(19,738)
Repurchase of Class A ordinary shares (in shares) | shares					(4,448,658)	(4,448,658)
Exercise of share options					¥ 198		(194)										4
Exercise of share options (in shares) | shares					(55,960)	(55,960)
Balance at the end at Dec. 31, 2022	¥ 296		¥ 51		¥ (6,816)		11,786,482		16,593		163,928			(9,344,462)			2,616,072
Balance at end (in shares) at Dec. 31, 2022 | shares	452,898,177	452,898,177	73,973,970	73,973,970
Ending balance, Treasury shares (in shares) at Dec. 31, 2022 | shares					(8,508,112)	(8,508,112)
Vesting of RSUs					¥ 14,991		(4,492)										10,499
Vesting of RSUs (in shares) | shares					4,634,284	4,634,284
Vesting of share options							9,840										9,840
Ordinary shares transferred from the employees in connection with vesting of RSUs					¥ (192)												(192)
Ordinary shares transferred from the employees in connection with vesting of RSUs (in shares) | shares					(52,610)	(52,610)
Net (loss)/income														88,744			88,744
Foreign currency translation											18,896						18,896
Repurchase of Class A ordinary shares					¥ (13,798)												(13,798)
Repurchase of Class A ordinary shares (in shares) | shares					(3,871,598)	(3,871,598)
Exercise of share options					¥ 266		(260)										6
Exercise of share options (in shares) | shares					76,454	76,454
Balance at the end at Dec. 31, 2023	¥ 296		¥ 51		¥ (5,549)		11,791,570		16,593		182,824		¥ (640)	(9,256,358)		¥ (640)	¥ 2,729,427
Balance at end (in shares) at Dec. 31, 2023 | shares	452,898,177	452,898,177	73,973,970	73,973,970
Ending balance, Treasury shares (in shares) at Dec. 31, 2023 | shares					(7,721,582)	(7,721,582)											(7,721,582)	(7,721,582)
Appropriation to statutory reserves									464					(464)
Vesting of RSUs					¥ 3,045		245										¥ 3,290
Vesting of RSUs (in shares) | shares					1,165,556	1,165,556
Vesting of share options							16,491										16,491
Ordinary shares transferred from the employees in connection with vesting of RSUs					¥ (43)												(43)
Ordinary shares transferred from the employees in connection with vesting of RSUs (in shares) | shares					(14,996)	(14,996)
Net (loss)/income														(13,534)			(13,534)	$ (1,854,000)
Foreign currency translation											19,777						19,777
Cash dividends declared							(54,646)										(54,646)
Repurchase of Class A ordinary shares					¥ (44,261)												(44,261)
Repurchase of Class A ordinary shares (in shares) | shares					(13,614,680)	(13,614,680)
Exercise of share options					¥ 996		(976)										20
Exercise of share options (in shares) | shares					396,046	396,046
Balance at the end at Dec. 31, 2024	¥ 296	$ 41,000	¥ 51	$ 7,000	¥ (45,812)	$ (6,276,000)	¥ 11,752,684	$ 1,610,111,000	¥ 17,057	$ 2,337,000	¥ 202,601	$ 27,756,000		¥ (9,270,356)	$ (1,270,034,000)		¥ 2,656,521	$ 363,942,000
Balance at end (in shares) at Dec. 31, 2024 | shares	452,898,177	452,898,177	73,973,970	73,973,970
Ending balance, Treasury shares (in shares) at Dec. 31, 2024 | shares					(19,789,656)	(19,789,656)											(19,789,656)	(19,789,656)